Schedule of Investments (unaudited)	iShares® International Developed Real Estate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.0%
Abacus Property Group	117,731	$210,737
Arena REIT	75,618	193,557
BWP Trust	113,899	281,271
Centuria Industrial REIT	121,966	261,173
Centuria Office REIT	106,856	104,194
Charter Hall Long Wale REIT	155,038	429,107
Charter Hall Retail REIT	114,654	289,505
Charter Hall Social Infrastructure REIT	77,480	156,001
Cromwell Property Group	330,699	122,429
Dexus	251,831	1,393,832
Dexus Industria REIT	49,088	92,413
GPT Group (The)	447,036	1,306,623
Growthpoint Properties Australia Ltd.	64,197	124,134
HealthCo REIT	104,020	99,565
HomeCo Daily Needs REIT	409,267	329,175
Hotel Property Investments Ltd.	46,054	93,590
Ingenia Communities Group	85,982	236,422
Lifestyle Communities Ltd.	21,976	257,389
Mirvac Group	922,573	1,454,252
National Storage REIT	288,380	450,432
Region RE Ltd.	266,570	434,251
Scentre Group	1,210,690	2,290,978
Stockland	556,590	1,581,846
Vicinity Ltd.	879,521	1,169,414
Waypoint REIT Ltd.	156,054	275,167
		13,637,457
Austria — 0.2%
CA Immobilien Anlagen AG	9,551	304,589

Belgium — 2.8%
Aedifica SA	10,956	752,468
Ascencio	1,221	62,627
Cofinimmo SA	7,702	602,786
Home Invest Belgium SA, NVS	2,221	40,768
Intervest Offices & Warehouses NV	6,293	92,578
Montea NV	3,398	275,341
Retail Estates NV	2,596	165,757
Shurgard Self Storage Ltd.	5,850	266,939
VGP NV	2,339	249,719
Warehouses De Pauw CVA	36,411	1,075,846
Xior Student Housing NV	7,106	221,621
		3,806,450
Canada — 7.1%
Allied Properties REIT	29,647	493,274
Boardwalk REIT	8,628	428,636
Canadian Apartment Properties REIT	38,880	1,515,809
Chartwell Retirement Residences	54,756	415,658
Choice Properties REIT	59,934	632,224
Crombie REIT	24,192	255,560
Dream Industrial REIT	58,110	625,322
First Capital Real Estate Investment Trust	49,081	548,260
Granite REIT	13,939	818,592
H&R Real Estate Investment Trust	61,834	482,518
InterRent REIT	30,344	294,776
Killam Apartment REIT	27,102	372,006
NorthWest Healthcare Properties REIT	49,671	263,300
Prinmaris REIT	22,287	225,464
RioCan REIT	69,764	1,060,758
Security	Shares	Value

Canada (continued)
SmartCentres Real Estate Investment Trust	30,328	$572,912
StorageVault Canada Inc., NVS	55,217	204,763
Tricon Residential Inc.	56,804	530,713
		9,740,545
Finland — 0.4%
Citycon OYJ	16,684	103,568
Kojamo OYJ	45,268	442,279
		545,847
France — 3.9%
ARGAN SA, NVS	2,302	173,827
Carmila SA	13,369	216,650
Covivio	11,561	558,184
Gecina SA	12,048	1,302,539
ICADE	7,597	309,506
Klepierre SA	47,972	1,273,353
Mercialys SA	20,797	180,027
Unibail-Rodamco-Westfield, New(a)	23,988	1,359,228
		5,373,314
Germany — 4.6%
Aroundtown SA(a)(b)	156,780	243,576
Deutsche EuroShop AG	2,722	66,354
Deutsche Wohnen SE	11,526	289,165
DIC Asset AG(b)	12,792	63,010
Grand City Properties SA(a)	22,988	189,583
Hamborner REIT AG	16,470	119,191
LEG Immobilien SE(a)	17,313	1,224,073
TAG Immobilien AG(a)	35,169	395,319
Vonovia SE	158,863	3,701,504
		6,291,775
Hong Kong — 12.0%
Champion REIT	431,000	158,793
CK Asset Holdings Ltd.	454,500	2,632,042
Fortune REIT	324,000	234,287
Hongkong Land Holdings Ltd.(b)	256,800	915,162
Hysan Development Co. Ltd.	140,000	330,814
Link REIT	596,040	3,350,433
New World Development Co. Ltd.	330,333	816,904
Prosperity REIT	289,000	62,749
Sino Land Co. Ltd.	790,800	970,725
Sun Hung Kai Properties Ltd.	331,500	4,162,519
Sunlight REIT	250,000	93,105
Swire Properties Ltd.	244,800	614,283
Wharf Real Estate Investment Co. Ltd.	361,900	1,942,124
		16,283,940
Ireland — 0.1%
Irish Residential Properties REIT PLC	102,122	108,690

Israel — 0.5%
Amot Investments Ltd.	49,956	267,750
Azrieli Group Ltd.	8,494	483,351
		751,101
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	15,717	43,416

Japan — 26.3%
Activia Properties Inc.	168	489,241
Advance Logistics Investment Corp.	154	142,938
Advance Residence Investment Corp.	300	730,988
Aeon Mall Co. Ltd.	27,900	344,831

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
AEON REIT Investment Corp.	410	$431,595
Comforia Residential REIT Inc.	157	375,852
CRE Logistics REIT Inc.	141	173,996
Daiwa House REIT Investment Corp.	497	978,509
Daiwa Office Investment Corp.	62	272,968
Daiwa Securities Living Investments Corp.	480	384,471
Frontier Real Estate Investment Corp.	113	375,457
Fukuoka REIT Corp.	170	199,038
Global One Real Estate Investment Corp.	236	194,978
GLP J-Reit	1,040	1,024,571
Hankyu Hanshin REIT Inc.	154	153,910
Health Care & Medical Investment Corp.	83	89,430
Heiwa Real Estate Co. Ltd.	7,300	203,973
Heiwa Real Estate REIT Inc.	224	228,604
Hoshino Resorts REIT Inc.	59	258,488
Hulic Co. Ltd.	96,800	824,175
Hulic Reit Inc.	295	342,360
Ichigo Office REIT Investment Corp.	278	173,179
Industrial & Infrastructure Fund Investment Corp.	450	470,986
Invincible Investment Corp.	1,134	469,799
Japan Excellent Inc.	285	264,342
Japan Hotel REIT Investment Corp.	1,039	515,921
Japan Logistics Fund Inc.	207	437,487
Japan Metropolitan Fund Invest	1,602	1,098,807
Japan Prime Realty Investment Corp.	213	530,336
Japan Real Estate Investment Corp.	310	1,246,850
Kenedix Office Investment Corp.	174	413,727
Kenedix Residential Next Investment Corp.	247	386,459
Kenedix Retail REIT Corp.	142	277,903
LaSalle Logiport REIT	415	443,972
Mirai Corp.	389	125,445
Mitsubishi Estate Co. Ltd.	257,600	3,157,065
Mitsubishi Estate Logistics REIT Investment Corp.	114	326,197
Mitsui Fudosan Co. Ltd.	208,400	4,281,565
Mitsui Fudosan Logistics Park Inc.	125	444,866
Mori Hills REIT Investment Corp.	368	374,509
Mori Trust Reit Inc.	593	305,638
Nippon Accommodations Fund Inc.	109	516,660
Nippon Building Fund Inc.	357	1,496,477
Nippon Prologis REIT Inc.	556	1,136,969
NIPPON REIT Investment Corp.	101	240,475
Nomura Real Estate Holdings Inc.	25,100	622,556
Nomura Real Estate Master Fund Inc.	1,046	1,244,466
NTT UD REIT Investment Corp.	316	299,720
One REIT Inc.	56	102,121
Orix JREIT Inc.	611	777,324
Samty Residential Investment Corp.	101	82,726
Sankei Real Estate Inc.	111	73,993
Sekisui House Reit Inc.	953	565,673
SOSiLA Logistics REIT Inc.	162	146,417
Star Asia Investment Corp.	406	164,126
Starts Proceed Investment Corp.	57	90,077
Sumitomo Realty & Development Co. Ltd.	92,200	2,470,906
Takara Leben Real Estate Investment Corp.	150	102,745
Tokyo Tatemono Co. Ltd.	46,300	618,729
Tokyu REIT Inc.	217	287,049
United Urban Investment Corp.	690	744,766
		35,749,401
Netherlands — 0.5%
Eurocommercial Properties NV	11,884	300,375
Security	Shares	Value

Netherlands (continued)
NSI NV	4,329	$91,006
Vastned Retail NV	3,999	89,235
Wereldhave NV	9,315	166,442
		647,058
New Zealand — 0.9%
Argosy Property Ltd.	193,254	146,437
Goodman Property Trust	259,474	364,220
Kiwi Property Group Ltd.	367,671	217,123
Precinct Properties New Zealand Ltd.	311,756	260,434
Stride Property Group	110,891	105,381
Vital Healthcare Property Trust	113,572	167,179
		1,260,774
Norway — 0.1%
Entra ASA(c)	13,060	127,386

Singapore — 9.8%
AIMS APAC REIT(b)	134,826	126,825
CapitaLand Ascendas REIT	797,990	1,687,449
CapitaLand Ascott Trust	495,630	417,456
CapitaLand Integrated Commercial Trust	1,186,107	1,821,011
Capitaland Investment Ltd/Singapore	593,300	1,518,539
CDL Hospitality Trusts	204,121	182,699
City Developments Ltd.	109,900	611,515
Cromwell European Real Estate Investment Trust	75,000	132,765
ESR-LOGOS REIT	1,427,420	370,214
Far East Hospitality Trust	226,000	109,603
Frasers Centrepoint Trust	251,249	410,293
Frasers Logistics & Commercial Trust	662,600	608,485
Keppel DC REIT	296,571	488,763
Keppel Pacific Oak US REIT	196,000	64,680
Keppel REIT	512,600	350,928
Lendlease Global Commercial REIT	432,647	221,279
Manulife US Real Estate Investment Trust	393,200	41,270
Mapletree Industrial Trust	446,245	751,964
Mapletree Logistics Trust	772,260	981,762
Mapletree Pan Asia Commercial Trust	536,317	666,118
OUE Commercial Real Estate Investment Trust	496,200	115,677
PARAGON REIT	254,065	182,549
Parkway Life REIT	89,800	262,082
Starhill Global REIT	329,200	127,471
Suntec REIT(b)	496,100	481,401
UOL Group Ltd.	115,600	611,660
		13,344,458
South Korea — 0.3%
ESR Kendall Square REIT Co. Ltd.	28,210	87,768
JR REIT XXVII	26,391	83,448
LOTTE Reit Co. Ltd.	29,298	80,896
SK REITs Co. Ltd.	26,785	95,879
		347,991
Spain — 1.0%
Inmobiliaria Colonial SOCIMI SA	79,824	515,285
Lar Espana Real Estate SOCIMI SA	14,018	90,781
Merlin Properties SOCIMI SA	77,558	722,761
		1,328,827
Sweden — 4.5%
Atrium Ljungberg AB, Class B	10,544	206,800
Castellum AB(b)	99,641	1,134,723
Catena AB	7,739	297,296
Cibus Nordic Real Estate AB	13,088	147,173

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Corem Property Group AB, Class B	152,953	$103,168
Dios Fastigheter AB	21,171	144,361
Fabege AB	58,227	504,269
Fastighets AB Balder, Class B(a)	146,166	682,079
Hufvudstaden AB, Class A	24,960	305,561
NP3 Fastigheter AB	6,780	113,824
Nyfosa AB	42,387	268,897
Pandox AB, Class B	20,486	241,561
Platzer Fastigheter Holding AB, Class B	12,619	95,904
Sagax AB, Class B	40,269	894,199
Samhallsbyggnadsbolaget i Norden AB(b)	262,981	113,709
Stendorren Fastigheter AB, NVS(a)	3,167	53,859
Wallenstam AB, Class B	77,536	302,272
Wihlborgs Fastigheter AB	62,245	486,746
		6,096,401
Switzerland — 3.2%
Allreal Holding AG, Registered	3,384	621,703
Hiag Immobilien Holding AG	813	70,896
Intershop Holding AG	252	173,952
Mobimo Holding AG, Registered	1,669	493,552
Peach Property Group AG(a)(b)	2,788	37,429
PSP Swiss Property AG, Registered	10,523	1,240,030
Swiss Prime Site AG, Registered	17,720	1,715,462
		4,353,024
United Kingdom — 11.1%
Aberdeen Standard European Logistics Income PLC(c)	90,088	81,946
Abrdn Property Income Trust	90,508	59,354
AEW U.K. REIT PLC	36,741	47,020
Assura PLC	685,003	416,341
Balanced Commercial Property Trust Ltd.	124,069	110,661
Big Yellow Group PLC	39,682	546,110
British Land Co. PLC (The)	215,991	937,228
Capital & Counties Properties PLC	319,886	491,810
CLS Holdings PLC	37,788	67,796
CT Property Trust Ltd.	53,324	57,895
Custodian Reit PLC	94,569	105,588
Derwent London PLC	26,039	707,597
Empiric Student Property PLC	138,075	155,935
Grainger PLC	170,905	552,275
Great Portland Estates PLC	49,923	273,958
Hammerson PLC	901,050	307,592
Helical PLC	23,388	80,740
Home Reit PLC(d)	191,393	79,442
Impact Healthcare Reit PLC, Class B	72,797	86,884
Land Securities Group PLC	171,929	1,427,834
LondonMetric Property PLC	223,279	529,702
LXI REIT PLC	349,710	427,033
NewRiver REIT PLC	72,010	76,704
Phoenix Spree Deutschland Ltd.	21,009	52,171
Security	Shares	Value

United Kingdom (continued)
Picton Property Income Ltd.	127,702	$115,778
Primary Health Properties PLC	310,849	377,576
PRS REIT PLC (The)	123,476	130,573
Regional REIT Ltd.(c)	100,883	57,872
Residential Secure Income PLC, NVS(c)	42,232	34,579
Safestore Holdings PLC	49,206	559,366
Schroder REIT Ltd.	116,474	64,536
Segro PLC	281,613	2,759,682
Sirius Real Estate Ltd.	267,800	284,578
Supermarket Income Reit PLC	288,659	282,549
Target Healthcare REIT PLC	147,837	139,449
Triple Point Social Housing REIT PLC(c)	82,953	67,068
Tritax Big Box REIT PLC	436,880	774,678
Tritax EuroBox PLC(c)	188,254	129,254
UK Commercial Property REIT Ltd.	170,381	114,518
UNITE Group PLC (The)	80,810	1,008,958
Urban Logistics REIT PLC	106,289	166,142
Warehouse REIT PLC	95,351	104,992
Workspace Group PLC	33,417	212,970
		15,064,734

Total Long-Term Investments — 99.3%
(Cost: $192,083,926)		135,207,178

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(e)(f)(g)	1,386,530	1,386,946
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(e)(f)	50,000	50,000

Total Short-Term Securities — 1.0%
(Cost: $1,437,064)		1,436,946

Total Investments — 100.3%
(Cost: $193,520,990)		136,644,124

Liabilities in Excess of Other Assets — (0.3)%		(472,358)

Net Assets — 100.0%		$136,171,766

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
July 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,371,728	$—		$(984,851	)(a)	$(144)	$213	$1,386,946	1,386,530	$16,014	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	0	(a)	—		—	—	50,000	50,000	1,269		—
						$(144)	$213	$1,436,946		$17,283		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Singapore Index	10	08/30/23	$230	$6,528
TOPIX Index	1	09/07/23	164	5,366
Dow Jones U.S. Real Estate Index	14	09/15/23	477	10,155
Euro STOXX 50 Index	3	09/15/23	148	3,742
				$25,791

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$15,998,724	$119,129,012	$79,442	$135,207,178
Short-Term Securities
Money Market Funds	1,436,946	—	—	1,436,946
	$17,435,670	$119,129,012	$79,442	$136,644,124
Derivative Financial Instruments(a)
Assets
Equity Contracts	$10,155	$15,636	$—	$25,791

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust